Loans and Advances to Customers - Additional Information (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Reverse repurchase agreements	€ 1,416	€ 266
Loan loss on provisions	4,481	4,491
Provisions for contingent liabilities [member]
Disclosure of financial assets [line items]
Other provisions	36	42
Loans and advances to central banks [Member]
Disclosure of financial assets [line items]
Loan loss on provisions	1	3
Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Loan loss on provisions	13	11
Securities at amortised cost [Member]
Disclosure of financial assets [line items]
Loan loss on provisions	9	11
Loans And Advances To Banks [Member]
Disclosure of financial assets [line items]
Loan loss on provisions	€ 9	€ 9